Receivables	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
RECEIVABLES
4.	RECEIVABLES

Premiums receivable

The following table provides the balance of premiums receivable, net of allowance for expected credit losses, at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Premiums receivable	256,519	219,487
Less: Allowance for expected credit losses	(11,302)	(9,085)
	245,217	210,402

As at December 31, 2023, USD 11,748 thousand of the total premiums receivable balance has been due for settlement for more than one year. The Company assesses the recoverability of premium receivables through a review of policies and the concentration of receivables by region.

The movement in the allowance for expected credit losses for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Opening balance	9,085	5,804
Change in allowance for expected credit losses	2,372	3,275
Write-offs	(155)	6
Ending balance	11,302	9,085

Reinsurance recoverables

The Group’s placement of reinsurance is diversified such that it is neither dependent on a single reinsurer nor are the operations of the Group substantially dependent upon any single reinsurance contract. Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims provision and are in accordance with the reinsurance contracts. Although the Group has reinsurance arrangements, it is not relieved of its direct obligations to its policyholders and thus a credit exposure exists with respect to ceded insurance, to the extent that any reinsurer is unable to meet its obligations assumed under such reinsurance agreements. Credit risk exists with reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. Allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from its exposure to individual reinsurers.

The following table provides the balance of reinsurance recoverables, net of allowance for expected credit losses, at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Reinsurance recoverables on unpaid losses	212,610	189,125
Less: Allowance for expected credit losses	(361)	(325)
	212,249	188,800

Reinsurance recoverables on paid losses	14,507	9,241
Less: Allowance for expected credit losses	(3,673)	(3,629)
	10,834	5,612
	223,083	194,412

% due from carriers rated “A-” or higher by major rating agencies	76%	85%
% due from all other rated carriers	24%	15%
% due from all other carriers with no rating by major rating agencies	-	-
Largest balance due from any one carrier as a % of total shareholders’ equity	8%	7%

The movement in the allowance for expected credit losses for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Opening balance	3,954	3,990
Change in allowance for expected credit losses	80	(36)
Ending balance	4,034	3,954